FAIR VALUE MEASUREMENTS (Fair Value and Carrying Value of Debt) (Details) - USD ($)		Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt		$ 1,654,158,000	$ 1,601,836,000
Long-term Debt, Gross			1,601,836,000	$ 1,268,937,000
Long-term debt, Fair value		1,624,341,000	1,625,868,000	1,297,991,000
Less - Current maturities		0	0	0
Less - Current maturities, Fair value		0	0	0
Unamortized Debt Issuance Expense		27,415,000	25,277,000	32,217,000
Long-term debt		1,626,743,000	1,576,559,000	1,236,720,000
Long-term debt, Fair value		1,624,341,000	1,625,868,000	1,297,991,000
Senior secured notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt		0	670,867,000
Long-term Debt, Gross	[1]			669,644,000
Long-term debt, Fair value		0	696,098,000	706,246,000	[1]
Long-term Line of Credit		350,000,000	350,000,000	0
Lines of Credit, Fair Value Disclosure		350,000,000	350,000,000	0
Long-term debt			670,867,000	669,644,000
Notes Payable to Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Gross			35,000,000	0
2023 Senior Secured Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Gross	[2]			500,000,000
Long-term debt, Fair value		495,543,000	498,801,000	492,452,000
Long-term debt		500,000,000	500,000,000
2025 Senior Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, Fair value		699,640,000	0
Long-term debt		725,000,000	0
Rail Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Line of Credit		31,704,000	35,000,000
Lines of Credit, Fair Value Disclosure		31,704,000	35,000,000
Catalyst lease [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt		47,454,000	45,969,000
Long-term Debt, Gross	[3]			31,802,000
Long-term debt, Fair value		47,454,000	45,969,000	31,802,000	[3]
Long-term debt			45,969,000
Revolving Credit Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt			350,000,000	0
Revolving Credit Facility [Member] | Line of Credit [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Line of Credit			350,000,000	0
Rail Facility [Member] | Line of Credit [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Line of Credit			0	67,491,000
Lines of Credit, Fair Value Disclosure			0	67,491,000
Catalyst lease [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations, Fair Value Disclosure		47,454,000	45,969,000	31,802,000
Catalyst lease [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations, Fair Value Disclosure		$ 47,454,000	45,969,000	31,802,000
PBF Rail Logistics Company LLC [Member] | Notes Payable to Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Gross			35,000,000
Long-term Line of Credit				0
Lines of Credit, Fair Value Disclosure			$ 35,000,000	$ 0

[1]	The estimated fair value, categorized as a Level 2 measurement, was calculated based on the present value of future expected payments utilizing implied current market interest rates based on quoted prices of the Senior Secured Notes.
[2]	The estimated fair value approximates carrying value, categorized as a Level 2 measurement, as these borrowings bear interest based upon short-term floating market interest rates.
[3]	Catalyst leases are valued using a market approach based upon commodity prices for similar instruments quoted in active markets and are categorized as a Level 2 measurement. The Company has elected the fair value option for accounting for its catalyst lease repurchase obligations as the Company's liability is directly impacted by the change in fair value of the underlying catalyst.